Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Apr. 16, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Regarding Grants of Equity Awards
Our Compensation Committee and Board generally make equity grants on regularly scheduled dates. Our Board or Compensation Committee may change any regularly scheduled grant date if our Board or Compensation Committee determines that making grants on such date would not be in the Company’s best interest. Equity grants may also be made on other dates in connection with new hires, promotions or similar events. During 2024, our Compensation Committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. As required by Item 402(x) of Regulation S-K under the Exchange Act, we are providing the following information about stock options granted to Dr. Qamar, one of our NEOs, on April 16, 2024, the same business day that we filed our Annual Report on Form 10-K for the year ended December 30, 2023, in connection with her appointment as Chief Medical Officer.

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award
Percentage change in the
closing market price of the
securities underlying the award
between the trading day ending
immediately prior to the
disclosure of material nonpublic
information and the trading day
beginning immediately following
the disclosure of material
nonpublic information

Huma Qamar, M.D., MPH, CMI	04/16/24	308,465	$1.59	$490,459.35	9%

Award Timing Method	Our Compensation Committee and Board generally make equity grants on regularly scheduled dates. Our Board or Compensation Committee may change any regularly scheduled grant date if our Board or Compensation Committee determines that making grants on such date would not be in the Company’s best interest. Equity grants may also be made on other dates in connection with new hires, promotions or similar events.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	During 2024, our Compensation Committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award
Percentage change in the
closing market price of the
securities underlying the award
between the trading day ending
immediately prior to the
disclosure of material nonpublic
information and the trading day
beginning immediately following
the disclosure of material
nonpublic information

Huma Qamar, M.D., MPH, CMI	04/16/24	308,465	$1.59	$490,459.35	9%

Huma Qamar, M.D., MPH, CMI [Member]
Awards Close in Time to MNPI Disclosures
Name		Huma Qamar, M.D., MPH, CMI
Underlying Securities | shares		308,465
Exercise Price | $ / shares		$ 1.59
Fair Value as of Grant Date | $		$ 490,459.35
Underlying Security Market Price Change		0.09